DEBT - Funding Metrics(Sale of Future Receipts) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Sep. 19, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
DEBT
Proceeds from the issuance of debt			$ 5,874	$ 6,828
Origination fees	$ 2
Amortization of debt discount			60	$ 250
Outstanding balance		$ 2,100	2,100		$ 1,900
Sale of Future Receipts - Funding Metrics
DEBT
Value assigned	100	100	100
Proceeds from the issuance of debt	74
Unamortized debt discount	$ 33	30	$ 30
Term of ACH payments agreements			1 year
Default fee (as a percent)			20.00%
Amortization of debt discount		3	$ 3
Maximum default fee			2
Current portion of debt		$ 100	$ 100